AFBA 5STAR FUND
ANNUAL REPORT

March 31, 2002

This report has been prepared for the general information of AFBA 5Star Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are available only to members and employees of AFBA, The 5Star Association and its affiliated companies as well as to existing Class I shareholders. Shares of AFBA 5Star Funds are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder:

I am pleased to present the AFBA 5Star Fund, Inc. Annual Report for the year ended March 31, 2002. This report supplies you, our valued shareholder, with relevant and timely information on your investments in the AFBA family of mutual funds. Enclosed you will find performance information for each of the AFBA 5Star Funds as well as the complete holdings of each fund as of March 31, 2002. Additionally, I encourage you to read the comments from our sub advisor, Kornitzer Capital Manage-ment of Shawnee Mission, Kansas. John, Kent, and Tom have done an outstanding job in managing your investments in the AFBA 5Star Funds during what has proven to be a very difficult period in the securities markets.

Next year’s report will include the AFBA 5Star Mid Cap Fund, the newest addition to our family of mutual funds. We invite you to learn more about this fund – including charges, expenses and risks – by visiting our website, www.afbafunds.com. Please be sure to read the prospectus for this fund before investing.

Finally, I thank you for your continued support of the AFBA 5Star Funds. I invite you to contact us with any questions you may have.

Sincerely,

C.C. Blanton
Chairman

PORTFOLIO MANAGEMENT REVIEW

Dear Valued Shareholders:

Thank you for your continued investments in the AFBA 5Star Funds. We appreciate your continued support.

We are often asked why the AFBA 5Star Funds are invested in a particular industry or a particular company. The answer, quite simply, revolves around our investment process. We wanted to take this opportunity to help you understand the process that we follow when we manage the Funds. We hope that this will help you as you review the Fund’s holdings on the next several pages.

Our process of selecting investments for the AFBA 5Star Funds involves three important steps.

Step 1: Identifying and researching trends. At Kornitzer Capital Management, Inc., our team seeks to identify fundamental trends that we are confident will play out over the next three to five years. These fundamental trends serve as the backdrop for our investment process. An example of one of the eighteen trends that we are currently following is the demographics of the U.S. population. The U.S. Census Bureau projects that households headed by 45 to 64 year olds will grow approximately three times faster than the overall U.S. population over the next several years. We think that this trend, in addition to having an enormous impact on the U.S. economy, will serve as a strong tailwind for companies selling products primarily to this age group.

Step 2: Identifying companies that are best positioned to benefit from the development of the trend. Once a trend has been identified and thoroughly researched, we start the process of identifying companies that stand to benefit from the development of that trend. Book retailers, for example, may benefit as middle-aged Americans grow over the next several years. Why? Research suggests that reading expenditures are highest for those persons in the 45 to 64 year age bracket. This should provide book retailers with stronger than expected growth potential during the next several years.

Step 3: Valuation and business model analysis of candidate companies. This is the most important step. At this point in our process we have identified industries and companies that stand to benefit from the development of one or more long-term trends. Now we must assess the valuation and sustainability of earnings power of these companies. We typically invest in firms that we believe can either sustain or grow their profit margins, have a solid management team, and have the financial strength to weather difficult economic environments. Following the example cited above, you will see that the AFBA 5Star Balanced Fund and AFBA 5Star Equity Fund are invested in book retailer Barnes & Noble, while the AFBA 5Star Small Cap Fund owns the Borders Group.*

The most important factors impacting the Funds during the past year were the attacks of September 11, and the subsequent slowing of worldwide economies. As a result, we redoubled our efforts on assessing balance sheet quality, and remained focused on the long-term trends that we expect to drive investment returns of the next 3-5 years. That focus continues.

Again, we thank you for your investments in the AFBA 5Star Funds and we look forward to providing you with quality money management in the years ahead.

* Portfolio composition may change at any time.

John C. Kornitzer
President

Kent W. Gasaway
Sr. Vice President

Tom W. Laming
Sr. Vice President

                    Investment Results – Total Return

                     Inception       One Year      Three Year       Since       Life of Fund
AFBA 5Star Fund         Date      Ended 3/31/02   Ended 3/31/02*  Inception*     Cumulative*
--------------------------------------------------------------------------------------------
Balanced
   Class I             6/3/97         7.28%           7.64%         6.57%          35.95%
   Class A            9/24/01          N/A             N/A         15.10%          15.10%
   Class B            9/24/01          N/A             N/A         15.42%          15.42%
   Class C            9/24/01          N/A             N/A         19.17%          19.17%

Equity
   Class I             6/3/97         1.88%           5.56%         6.85%          37.73%
   Class A            9/24/01          N/A             N/A         17.86%          17.86%
   Class B            9/24/01          N/A             N/A         18.04%          18.04%
   Class C            9/24/01          N/A             N/A         21.79%          21.79%

High Yield
   Class I             6/3/97         4.18%           7.23%         4.46%          23.45%
   Class A            9/24/01          N/A             N/A          0.89%           0.89%
   Class B            9/24/01          N/A             N/A          0.30%           0.30%
   Class C            9/24/01          N/A             N/A          3.30%           3.30%

USA Global
   Class I             6/3/97         8.79%          10.35%         8.74%          49.91%
   Class A            9/24/01          N/A             N/A         22.96%          22.96%
   Class B            9/24/01          N/A             N/A         23.25%          23.25%
   Class C            9/24/01          N/A             N/A         26.91%          26.91%

Science & Technology
   Class I           10/12/01          N/A             N/A         13.80%          13.80%
   Class A           10/12/01          N/A             N/A          8.20%           8.20%
   Class B           10/12/01          N/A             N/A          8.55%           8.55%
   Class C           10/12/01          N/A             N/A         12.30%          12.30%

Small Cap
   Class I           10/15/01          N/A             N/A         26.20%          26.20%
   Class A           10/15/01          N/A             N/A         20.50%          20.50%
   Class B           10/15/01          N/A             N/A         20.85%          20.85%
   Class C           10/15/01          N/A             N/A         24.60%          24.60%

* Three year and since inception returns are annualized for periods greater than one year, cumulative return is not annualized.

Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost. Performance reflects fee waivers in effect. In the absence of fee waivers performance would have been lower. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All indexes are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum deferred sales charge (in the case of Class B and C), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Class A are as follows: AFBA 5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star USA Global Fund, AFBA 5Star Science and Technology Fund and AFBA 5Star Small Cap Fund – 5.50%: AFBA 5Star High Yield Fund – 3.75%. The maximum contingent deferred sales charge for Class B Shares are as follows: AFBA 5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star USA Global Fund, AFBA 5Star Science and Technology Fund and AFBA 5Star Small Cap Fund – 4.75%: AFBA 5Star High Yield Fund – 4.00%. The maximum contingent deferred sales charge for Class C of all the Portfolios is 1.00%.

AFBA 5Star Small Cap Fund – Class I versus
Lipper Small Cap Fund Index and S&P 500 Index

*inception

AFBA 5Star Science & Technology Fund – Class I versus
Lipper Science & Technology Fund Index and S&P 500 Index

*inception

AFBA 5Star USA Global Fund – Class I versus S&P 500 Index

*inception

AFBA 5Star Balanced Fund – Class I
versus Lipper Balanced Fund Index and S&P 500 Index

*inception

AFBA 5Star High Yield Fund – Class I versus
Lipper High Yield Bond Fund Index

*inception

AFBA 5Star Equity Fund – Class I versus S&P 500 Index

*inception

AFBA 5Star Small Cap Fund – Class A, B, C versus
Lipper Small Cap Fund Index and S&P 500 Index

*inception

AFBA 5Star Science & Technology Fund – Class A, B, C versus Lipper Science & Technology Fund Index and S&P 500 Index

*inception

AFBA 5Star USA Global Fund – Class A, B, C versus
S&P 500 Index

*inception

AFBA 5Star Balanced Fund – Class A, B, C versus
Lipper Balanced Fund Index and S&P 500 Index

*inception

AFBA 5Star High Yield Fund – Class A, B, C versus
Lipper High Yield Bond Fund Index

*inception

AFBA 5Star Equity Fund – Class A, B, C versus
S&P 500 Index

*inception

*AFBA 5Star USA Global Fund – Class I versus
S&P 500 Index

*AFBA 5Star Balanced Fund – Class I versus Lipper Balanced Fund Index and S&P 500 Index

*AFBA 5Star High Yield Fund – Class I versus
Lipper High Yield Bond Fund Index

*AFBA 5Star Equity Fund – Class I versus S&P 500 Index

* The above four graphs show the performance of a $10,000 investment in each Fund over the most recent three-year period.

AFBA 5STAR
BALANCED FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES        COMPANY                                           MARKET VALUE
________________________________________________________________________________________

COMMON STOCKS – 67.31%
CONSUMER CYCLICAL – 10.02%
        34,900  Barnes & Noble, Inc.*...................................... $  1,081,551
        25,000  Carnival Corp..............................................      816,250
        40,000  Elcor Corp.................................................      888,000
        18,300  Ethan Allen Interiors, Inc.................................      696,498
         5,000  FirstService Corp. - VTG*..................................      110,750
        15,000  ServiceMaster (The) Co.....................................      206,250
                                                                              3,799,299

CONSUMER STAPLES – 1.10%
        15,000  McDonald's Corp............................................      416,250
           178  Philip Services Corp.*.....................................          187
                                                                                416,437
EDUCATION - 8.07%
         5,000  Apollo Group, Inc.*........................................      267,750
        17,400  DeVry, Inc.*...............................................      524,262
        23,000  ITT Educational Services, Inc.* ...........................    1,035,000
        25,100  Strayer Education, Inc.....................................    1,232,410
                                                                              3,059,422
ENERGY - 0.0%
         1,565  Eagle GeoPhysical, Inc.* (d)...............................            0

ENTERTAINMENT - 4.84%
       50,000  Argosy Gaming Co.*.........................................  1,834,500

FINANCIAL - 12.72%
12,000  American Express Co........................................      491,520
        15,000  Bank of America Corp.......................................    1,020,300
        15,000  J.P. Morgan Chase & Co. ...................................      534,750
        12,000  Morgan Stanley Dean Witter & Co. ..........................      687,720
        10,000  Northern Trust Corp........................................      601,100
        10,000  The PNC Financial Services Group, Inc. ....................      614,900
         4,000  Principal Financial Group, Inc.* ..........................      101,200
        18,500  Stilwell Financial, Inc. ..................................      453,065
                                                                              4,820,791

See Accompanying Notes to Financial Statements.

SHARES        COMPANY                                           MARKET VALUE
________________________________________________________________________________________

COMMON STOCKS (continued)

HEALTH CARE - 11.70%
         8,000  Abbott Laboratories........................................  $   420,800
         7,500  Amgen Inc.*................................................      447,600
         5,000  Axcan Pharma Inc.*.........................................       63,050
        16,500  Bristol-Myers Squibb Co....................................      668,085
        10,000  Johnson & Johnson..........................................      649,500
        17,000  Merck & Co., Inc...........................................      978,860
         4,000  Pharmaceutical Product Development, Inc.*..................      139,400
        13,000  Schering-Plough Corp.......................................      406,900
        10,000  Wyeth......................................................      656,500

                                                                              4,430,695

TECHNOLOGY - 15.95%
        12,000  Altera Corp.*..............................................      262,440
        10,000  Analog Devices, Inc.*......................................      450,400
        11,000  Applied Materials, Inc.*...................................      596,970
        55,000  Atmel Corp.*...............................................      557,700
         8,000  Cisco Systems, Inc.*.......................................      135,440
        17,000  Dell Computer Corp.*.......................................      443,870
        10,000  Ericsson AB (a) ...........................................       41,800
        12,000  Intel Corp. ...............................................      364,920
         4,000  Jabil Circuit Inc.*........................................       94,120
        12,000  Microsoft Corp.* ..........................................      723,720
        23,000  National Semiconductor Corp.* .............................      774,870
        15,000  Nokia Oyj. Corp. (a)............................,,,,,,,,...      311,100
        20,000  SanDisk Corp.* ..................................,,,,,,,,,.      434,000
        19,000  Scientific-Atlanta, Inc. ..................................      438,900
         8,000  SunGard Data Systems, Inc.*................................      263,760
        11,000  Wind River Systems, Inc.* .................................      149,490

                                                                              6,043,500
TRANSPORTATION & SERVICES – 2.91%
        11,500  FedEx Corp.* ..............................................      668,150
        22,500  Southwest Airlines Co......................................      435,375

                                                                              1,103,525

TOTAL COMMON STOCKS.....................................................  25,508,169
(COST $23,647,865)

See Accompanying Notes to Financial Statements.

AFBA 5STAR BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES OR
FACE AMOUNT   COMPANY                                           MARKET VALUE
________________________________________________________________________________________

CONVERTIBLE PREFERRED STOCKS – 2.51%
           500  Adelphia Communications Corp., 13.00%, due 7/15/09.........  $    47,625
        20,000  Bethlehem Steel Corp., 3.50%, 12/31/49 (c) (d).............       34,000
         5,000  Fleetwood Capital Trust, 6.00%, 2/15/28 ...................       80,000
        30,600  ICO, Inc., 1.6875%, 12/31/49 ..............................      295,902
        12,500  TXI Capital Trust, Inc., 5.50%, 6/2/28 ....................      493,875

TOTAL CONVERTIBLE PREFERRED STOCKS....................................    951,402
(COST $1,276,208)

WARRANTS  – 0.04%
           384  Stage Stores Inc. Series A ................................        5,779
           808  Stage Stores Inc. Series B ................................        9,494

TOTAL WARRANTS...........................................................      15,273
(COST $74,344)

CORPORATE BONDS – 26.82%
$      200,000  AaiPharma, Inc., 11.00% due 4/1/10 (b).....................      201,000
       390,000  Adelphia Communications, 9.875% due 3/1/07 ................      364,650
       150,000  Adelphia Communications, 10.875% due 10/1/10 ..............      140,250
       225,000  Applied Extrusion Technology, 10.75% due 7/1/11............      239,626
       300,000  Argosy Gaming Co., 10.75% due 6/1/09.......................      332,250
        50,000  Boyd Gaming Corp., 9.25% due 8/1/09........................       52,875
       235,000  Callon Petroleum Co., 10.125% due 9/15/02 (d)..............      232,650
        80,000  Callon Petroleum Co., 10.25% due 9/15/04 (d)...............       76,800
       355,000  Charter Communications Holdings, 11.125% due 1/15/11.......      357,662
       300,000  Cummins Engine, 6.75% due 2/15/27..........................      281,740
       200,000  Daimler Chrysler Na. Holdings, 8.50% due 1/18/31...........      215,181
       200,000  Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d) .......            0
        10,000  Elizabeth Arden, Inc., Series B, 10.375% due 5/15/07.......        8,975
        35,000  Elizabeth Arden, Inc., Series D, 10.375% due 5/15/07.......       31,412
        90,000  Elizabeth Arden, Inc., 11.75% due 2/1/11 (b) ..............       90,450
       250,000  Exide Corp., 10.00% due 4/15/05 ...........................       30,000
       200,000  Fairchild Semiconductor, 10.125% due 3/15/07 ..............      209,000
       400,000  FM 1993A Corp., 9.75% due 11/1/03..........................      405,000
        50,000  Ford Motor Credit Co., 7.375%, 10/28/09 ...................       49,133
         5,000  Frontier Oil Corp., 11.75% due 11/15/09 ...................        5,350
       135,000  Giant Industries, 9.75% due 11/15/03.......................      135,000
       135,000  HMH Properties, Inc., 8.45% due 12/1/08....................      137,700
       375,000  Host Marriott LP, 9.25% due 10/1/07........................      390,000
        20,000  ICO, Inc., 10.375% due 6/1/07..............................       15,700

See Accompanying Notes to Financial Statements.

FACE AMOUNT    COMPANY                                          MARKET VALUE
________________________________________________________________________________________

CORPORATE BONDS (continued)
$        50,000  Ingles Markets, Inc., 8.875% due 12/1/11 (b)..............  $    50,500
        200,000  Isle of Capri Casinos, 8.75% due 4/15/09..................      201,000
         25,000  Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (c) ........        5,375
         25,000  K Mart Corp., 9.78% due 1/5/20 (c) .......................       12,766
        200,000  Luigino's, Inc., 10.00% due 2/1/06........................      206,750
         75,000  Mail-Well, I Corp., 9.625% due 3/15/12 (b) ...............       77,625
        215,000  Mandalay Resort Group, 7.625% due 7/15/13.................      198,875
         35,000  Mandalay Resort Group, 10.25% due 8/1/07 .................       38,063
        345,000  Mastec, Inc., 7.75% due 2/1/08 ...........................      305,325
        200,000  MGM Grand Mirage, Inc., 8.375% due 2/1/11.................      206,000
         60,000  MGM Grand Mirage, Inc., 9.75% due 6/1/07..................       65,100
        185,000  Nash Finch Co., 8.50% due 5/1/08 .........................      183,612
         25,000  Nuevo Energy Co., 9.50% due 6/1/08........................       24,750
        100,000  Park Place Entertainment, 8.125% due 5/15/11..............      101,000
        350,000  Park Place Entertainment, 8.875% due 9/15/08..............      367,062
        500,000  Penn National Gaming, Inc., 8.875% due 3/15/10 ...........      500,000
         70,000  Pilgrim's Pride Corp., 9.625% due 9/15/11.................       73,850
        155,000  Plains Resources, Inc., 10.25% due 3/15/06................      160,425
        150,000  RFS Partnership LP, 9.75% due 3/1/12 (b) .................      155,250
        470,000  Rogers Communications, Inc., 8.875% due 7/15/07 ..........      475,287
         50,000  Rogers Communications, Inc., 9.125% due 1/15/06 ..........       47,250
        150,000  Royal Caribbean Cruises, 7.50% due 10/15/27 ..............      119,601
        100,000  Royal Caribbean Cruises, 8.125% due 7/28/04 ..............       98,561
         75,000  Senior Housing Trust, 8.625% due 1/15/12..................       78,187
         35,000  Service Corp. Intl., 6.30% due 3/15/03....................       34,475
         50,000  Service Corp. Intl., 7.00% due 6/1/15.....................       50,125
        400,000  Station Casinos, Inc., 9.75% due 4/15/07 .................      418,080
         50,000  Terra Capital, Inc., 12.875% due 10/15/08 (b) ............       51,750
         50,000  Terra Industries, 10.50% due 6/15/05 .....................       42,250
        540,000  United Refining Co., 10.75% due 6/15/07 ..................      456,300
        250,000  Wal-Mart Stores, 8.75% due 12/29/06.......................      251,298
        465,000  Warner Chilcott, Inc., 12.625% due 2/15/08................      534,750
         50,000  WCI Communities, Inc., 10.625% due 2/15/11................       54,250
        200,000  Williams Communications Group, Inc., 10.875% due 10/1/09..       31,000
        200,000  Winn-Dixie Stores, Inc., 8.875% due 4/1/08................      203,000
        350,000  Wiser Oil Co., 9.50% due 5/15/07..........................      281,750

TOTAL CORPORATE BONDS................................................... 10,163,646
(COST $10,112,224)

See Accompanying Notes to Financial Statements.

AFBA 5STAR BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES OR
FACE AMOUNT    COMPANY                                          MARKET VALUE
________________________________________________________________________________________

CONVERTIBLE CORPORATE BONDS – 2.38%
$       300,000  Adaptec, Inc., 4.75% due 2/1/04..........................  $    289,876
        361,000  Conexant Systems, Inc., 4.00% due 2/1/07.................       233,747
        342,000  Exide Corp., 2.90% due 12/15/05 (b)......................         3,420
      1,240,000  HMT Technology Corp., 5.75% due 1/15/04(c) (d)...........       111,600
        340,000  Intevac, Inc., 6.50% due 3/1/04..........................       199,325
         35,000  Intevac, Inc., 6.50% due 3/1/04(b) (d)...................        20,518
         50,000  Lomak Petroleum, Inc., 6.00% due 2/1/07..................        39,188
          5,000  Moran Energy, Inc., 8.75% due 1/15/08....................         5,025
         10,000  OHM Corp., 8.00% due 10/1/06 (c).........................            51
         21,178  Philip Services Corp., 3.00%, due 4/15/20................             2
            622  Philip Services Corp., 6.00%, due 4/15/10................             0

TOTAL CONVERTIBLE CORPORATE BONDS....................................     902,752
(COST $1,520,883)

MONEY MARKET FUND – 0.28%
        107,067  PNC Bank Money Market....................................       107,067

TOTAL MONEY MARKET FUND................................................     107,067
(COST $107,067)

TOTAL INVESTMENTS – 99.34%............................................. 37,648,309
(COST $36,738,591)

Other assets less liabilities – 0.66%......................................      247,327

TOTAL NET ASSETS – 100.00%.............................................$37,895,636

(a) – American Depository Receipt.

(b) – Security exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) – Security in default.

(d) – Security valued at fair value under procedures adopted by the Board of Directors.

* – Non-income producing security.

See Accompanying Notes to Financial Statements.

AFBA 5STAR EQUITY FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES        COMPANY                                           MARKET VALUE
________________________________________________________________________________________

COMMON STOCKS – 99.76%
CONSUMER CYCLICAL – 15.78%
        25,400  Barnes & Noble, Inc.*.....................................  $    787,146
        21,700  Carnival Corp.............................................       708,505
        20,400  Ethan Allen Interiors, Inc................................       776,424
        13,000  Marriott International, Inc. .............................       584,350
        41,900  ServiceMaster (The) Co. ..................................       576,125
                                                                            3,432,550

CONSUMER STAPLES – 5.79%
        19,600  McDonald's Corp. .........................................       543,900
        13,900  PepsiCo, Inc. ............................................       715,850
                                                                              1,259,750

EDUCATION -- 4.06%
         5,300  Apollo Group, Inc. – Class A* ............................       283,815
         6,900  DeVry, Inc.* .............................................       207,897
         8,700  ITT Educational Services, Inc.* ..........................       391,500
                                                                                883,212

FINANCIAL – 15.50%
        21,400  American Express Co. .....................................       876,544
         9,300  Morgan Stanley Dean Witter & Co. .........................       532,983
        11,000  Northern Trust Corp. .....................................       661,210
        10,000  The PNC Financial Services Group, Inc.....................       614,900
        10,200  Wilmington Trust Corp.....................................       686,562
                                                                              3,372,199

HEALTH CARE – 12.13%
        12,800  Abbott Laboratories ......................................       673,280
         9,700  Johnson & Johnson.........................................       630,015
        12,800  Merck & Co., Inc..........................................       737,024
        19,100  Schering-Plough Corp. ....................................       597,830
                                                                            2,638,149

TECHNOLOGY – 39.02%
        28,100  Altera Corp.* ............................................       614,547
        14,300  Analog Devices, Inc.*.....................................       644,072
        14,000  Applied Materials, Inc.*..................................       759,780
        49,600  Atmel Corp.* .............................................       502,944
        26,100  CIENA Corp.*..............................................       234,900
        20,800  Cisco Systems, Inc.* .....................................       352,144

See Accompanying Notes to Financial Statements.

AFBA 5STAR EQUITY FUND (continued)

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES        COMPANY                                           MARKET VALUE
________________________________________________________________________________________

COMMON STOCKS – (continued)
TECHNOLOGY (continued)
        19,100  Diebold, Inc..............................................  $    778,134
        64,300  Ericsson AB (a)...........................................       268,774
        11,100  Microsoft Corp.* .........................................       669,441
        24,900  Nokia Oyj Corp. (a).......................................       516,426
         9,400  Raytheon Co. .............................................       385,870
        26,100  SanDisk Corp.* ...........................................       566,370
        30,100  Scientific-Atlanta, Inc...................................       695,310
        28,100  SunGard Data Systems, Inc.*...............................       926,457
        42,100  Wind River Systems, Inc.* ................................       572,139
                                                                             8,487,308

TRANSPORTATION & SERVICES – 7.48%
        15,100  FedEx Corp.* .............................................       877,310
        38,750  Southwest Airlines Co.....................................       749,812
                                                                            1,627,122

TOTAL COMMON STOCKS....................................................  21,700,290
(COST $20,132,779)

MONEY MARKET FUND – 0.22%
        48,802  PNC Bank Money Market.....................................       48,802

TOTAL MONEY MARKET FUND ..............................................       48,802
(COST $48,802)

TOTAL INVESTMENTS – 99.98%............................................  21,749,092
(COST $20,181,581)

Other assets less liabilities – 0.02%....................................          3,779

TOTAL NET ASSETS – 100.00%........................................... $ 21,752,871

(a) American Depository Receipt.

  * Non-income producing security.

See Accompanying Notes to Financial Statements.

AFBA 5STAR HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES OR
FACE AMOUNT   COMPANY                                            MARKET VALUE

COMMON STOCKS – 0.0%
           190  Philip Services Corp.*.....................................  $        200

TOTAL COMMON STOCKS.....................................................           200
(COST $319)

CONVERTIBLE PREFERRED STOCKS – 9.68%
           500  Adelphia Communications,13.00%, due 7/15/09................        47,625
        10,000  Bethlehem Steel Corp., 3.50%, 12/41/43 (b) (c).............        17,000
         8,000  Carriage Services Capital, 7.00%, due 6/1/29 ..............       226,000
         4,000  Cummins Capital Trust, 7.00%, due 6/15/31 .................       237,000
         1,370  Eagle GeoPhysical, Inc.* (c)...............................             0
        10,000  Fleetwood Capital Trust, 6.00%, 2/15/28 ...................       160,000
        10,000  ICO, Inc., 1.6878%,12/31/49................................        96,700
         3,300  TXI Capital Trust, Inc., 5.50%, 6/12/28 ...................       130,383

TOTAL CONVERTIBLE PREFERRED STOCKS....................................     914,708
(COST $1,192,843)

WARRANTS – 0.27%
           640  Stage Stores, Inc. – Series A .............................         9,632
         1,348  Stage Stores, Inc. – Series B .............................        15,839

TOTAL WARRANTS...........................................................       25,471
(COST $120,004)

CORPORATE BONDS – 73.20%
$      200,000  AaiPharma, Inc., 11.00% due 4/1/10 (a).....................       201,000
       150,000  Adelphia Communications, 9.875% due 3/1/07.................       140,250
       150,000  Applied Extrusion Technology, 10.75% due 7/1/11 ...........       159,750
       200,000  Argosy Gaming Co., 10.75% due 6/1/09.......................       221,500
        75,000  Bio-Rad Laboratories, Inc., 11.625% due 2/15/07............        84,187
        50,000  Boyd Gaming Corp., 9.25% due 8/1/09 .......................        52,875
        15,000  Brunswick Corp., 7.375% due 9/1/23 ........................        12,327
       150,000  Callon Petroleum Co., 10.125% due 9/15/02 (c) .............       148,500
        15,000  Callon Petroleum Co., 10.25% due 9/15/04 (c) ..............        14,400
       105,000  Charter Communications Holdings, 8.625% due 4/1/09.........        95,550
       100,000  Charter Communications Holdings, 11.125% due 1/15/11.......       100,750
       350,000  Conexant Systems, Inc., 4.00% due 2/1/07 ..................       226,625
       150,000  Cummins Engine, 6.75% due 2/15/27v140,870

See Accompanying Notes to Financial Statements.

AFBA 5STAR HIGH YIELD FUND (Continued)

SCHEDULE OF INVESTMENTS
March 31, 2001

FACE AMOUNT                                                     MARKET VALUE
________________________________________________________________________________________

CORPORATE BONDS (continued)
$       175,000  Daimler Chrysler  Na. Holdings, 8.50% due 1/18/31........  $    188,283
        175,000  Eagle Geophysical, Inc., 10.75% due 7/15/08 (b) (c)......             0
         35,000  Elizabeth Arden, Inc. Series B, 10.375% due 5/15/07......        31,412
         40,000  Elizabeth Arden, Inc. Series D, 10.375% due 5/15/07 .....        35,900
         50,000  Elizabeth Arden, Inc., 11.75% due 2/1/11 (a).............        50,250
         50,000  Exide Corp., 10.00% due 4/15/05..........................         6,000
        200,000  Fairchild Semiconductor, 10.125% due 3/15/07.............       209,000
        200,000  FM 1993A Corp., 9.75% due 11/1/03........................       202,500
        150,000  Ford Motor Co., 7.45% due 7/16/31........................       136,030
         50,000  Ford Motor Credit Co., 7.375% due 10/28/09 ..............        49,133
        100,000  Frontier Oil Corp., 11.75% due 11/15/09 .................       107,000
        200,000  General Motors Acceptance Corp., 8.00% due 11/1/31.......       200,749
        170,000  Giant Industries, 9.75% due 11/15/03 ....................       170,000
         40,000  HMH Properties, Inc., 8.45% due 12/1/08 .................        40,800
        125,000  Host Marriott LP, 9.25% due 10/1/07 .....................       130,000
         50,000  Ingles Markets, Inc., 8.875% due 12/1/11 (a).............        50,500
        200,000  Isle of Capri Casinos, 8.75% due 4/15/09 ................       201,000
         90,000  Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (b)........        19,350
         25,000  K Mart Corp., 9.35% due 1/2/20 (b) ......................        12,766
          6,000  K Mart Corp., 9.375% due 2/1/06 (b)......................         3,030
         44,000  K Mart Corp., 9.78% due 1/5/20 (b) ......................        22,468
        160,000  Luigino's, Inc., 10.00% due 2/1/06 ......................       165,400
         50,000  Mail-Well, I Corp., 9.625% due 3/15/12 (a) ..............        51,750
        150,000  Mandalay Resort Group, 7.625% due 7/15/13 ...............       138,750
         50,000  Mandalay Resort Group, 10.25% due 8/1/07 ................        54,375
        150,000  Mastec, Inc., 7.75% due 2/1/08 ..........................       132,750
        100,000  Meritage Corp., 9.75% due 6/1/11.........................       105,250
        100,000  MGM Grand Mirage Inc., 8.375% due 2/1/11 ................       103,000
         50,000  MGM Grand Mirage Inc., 9.75% due 6/1/07 .................        54,250
         75,000  Motorola, Inc., 7.625%, 11/15/10 ........................        73,376
        180,000  Nash Finch Co., 8.50% due 5/1/08 ........................       178,650
         50,000  Nuevo Energy Co., 9.50% due 6/1/08.......................        49,500
        100,000  Park Place Entertainment, 8.125% due 5/15/11.............       101,000
         75,000  Park Place Entertainment, 8.875% due 9/15/08.............        78,656
        200,000  Penn National Gaming, Inc., 8.875% due 3/15/10...........       200,000
         50,000  Phillips Van-Heusen, 7.75% due 11/15/23 .................        40,750
        200,000  Plains Resources, Inc., 10.25% due 3/15/06 ..............       207,000
         50,000  Pulte Homes, Inc., 8.125% due 3/1/11 ....................        49,735
        100,000  Purina Mills, Inc., 9.00% due 3/15/10 (b) ...............             0
        100,000  RFS Partnership LP, 9.75% due 3/1/12 (a).................       103,500
        125,000  Rogers Communications, Inc., 8.875% due 7/15/07..........       126,406
         50,000  Rogers Communications, Inc., 9.125% due 1/15/06..........        47,250

FACE AMOUNT                                                     MARKET VALUE
________________________________________________________________________________________

CORPORATE BONDS (continued)
$       175,000  Royal Caribbean Cruises, 7.50% due 10/15/27 .............  $    139,535
         25,000  Royal Caribbean Cruises, 8.125% due 7/28/04 .............        24,640
         50,000  Senior Housing Trust, 8.625% due 1/15//12 ...............        52,125
         20,000  Service Corporation Intl., 6.30% due 3/15/03.............        19,700
         50,000  Servicemaster Co., 7.10% due 3/1/18 .....................        42,075
         85,000  Station Casinos, Inc., 9.75% due 4/15/07.................        88,842
        100,000  Stewart Enterprises, 10.75% due 7/1/08...................       110,500
         50,000  Terra Capital, Inc., 12.875% due 10/15/08 ...............        51,750
         50,000  Terra Industries, 10.50% due 6/15/05 ....................        42,250
        225,000  United Refining Co., 10.75% due 6/15/07..................       190,125
        250,000  Warner Chilcott, Inc., 12.625% due 2/15/08...............       287,500
         50,000  WCI Communities, Inc., 10.625% due 2/15/11...............        54,250
         50,000  Williams Communications Group, Inc., 11.70% due 8/1/08...         7,250
        100,000  Williams Communications Group, Inc., 11.875% due 8/1/10..        14,500
        125,000  Winn-Dixie Stores, Inc., 8.875% due 4/1/08...............       126,875
        175,000  Wiser Oil Co., 9.50% due 5/15/07 ........................       140,875

TOTAL CORPORATE BONDS..................................................   6,918,895
(COST $6,986,768)

CONVERTIBLE CORPORATE BONDS – 12.77%
        150,000  Adaptec, Inc., 4.75% due 2/1/04..........................       144,937
        100,000  Analog Devices, Inc., 4.75% due 10/1/05..................        95,375
        100,000  Analog Devices, Inc., 4.75% due 10/1/05 (a) .............        95,375
        150,000  Exide Corp., 2.90% due 12/15/05 (a) .....................         1,500
        300,000  HMT Technology Corp., 5.75% due 1/15/04 (b) (c)..........        27,000
        200,000  Human Genome Sciences, 3.75% due 3/15/07 ................       144,250
        140,000  Intevac, Inc., 6.50% due 3/1/04..........................        82,075
         85,000  Intevac, Inc., 6.50% due 3/1/04 (a) (c) .................        49,831
         50,000  Lomak Petroleum, Inc., 6.00% due 2/1/07..................        39,188
         97,000  Moran Energy, Inc., 8.75% due 1/15/08 ...................        97,485
        122,000  OHM Corp., 8.00% due 10/1/06 (b).........................           622
         22,589  Philip Services, 3.00% due 4/15/20.......................             2
            663  Philip Services, 6.00% due 4/15/10 ......................             0
        150,000  Sandisk Corp., 4.50% due 11/15/06 (a)....................       209,063
        250,000  Wind River Systems, Inc., 3.75% due 12/15/06 (a).........       220,625

TOTAL CONVERTIBLE CORPORATE BONDS....................................   1,207,328
(COST $1,622,769)

AFBA 5STAR HIGH YIELD FUND (Continued)

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES         COMPANY                                          MARKET VALUE
________________________________________________________________________________________

MONEY MARKET FUND – 2.10%
        198,505  PNC Bank Money Market....................................  $    198,505

TOTAL MONEY MARKET FUND................................................     198,505
(COST $198,505)

TOTAL INVESTMENTS – 98.02%............................................   9,265,107
(COST $10,121,208)

Other assets less liabilities – 1.98%.....................................       187,148

TOTAL NET ASSETS – 100.00%............................................ $ 9,452,255

(a) – Security exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities may be resold in transactions  exempt from registration, normally to qualified institutional buyers.

(b) – Security in default.

(c) – Security valued at fair value under procedures adopted by the Board of Directors.

  * – Non-income producing security.

See Accompanying Notes to Financial Statements.

AFBA 5STAR USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES         COMPANY                                          MARKET VALUE
________________________________________________________________________________________

COMMON STOCKS – 101.03%
BASIC MATERIALS – 6.33%
         17,900  Applera Corp.- Applied Biosystems Group .................  $    400,065
         30,700  Sigma-Aldrich Corp. .....................................     1,441,672
         29,500  Waters Corp.* ...........................................       825,115
                                                                              2,666,852

CAPITAL GOODS – 3.38%
         26,000  Teleflex, Inc. ..........................................    1,421,420

CONSUMER CYCLICAL – 4.87%
         24,200  Korn/Ferry International*................................       240,790
         38,000  Lear Corp.* .............................................     1,808,800
                                                                              2,049,590
CONSUMER STAPLES – 12.93%
          2,000  Colgate-Palmolive Co. ...................................       114,300
         25,800  The Coca-Cola Co. .......................................     1,348,308
         27,400  The Gillette Co. ........................................       931,874
         55,100  McDonald's Corp. ........................................     1,529,025
         28,600  Wrigley, (Wm.) Jr. Co. ..................................     1,524,666
                                                                              5,448,173
FINANCIAL – 7.07%
         55,000  AFLAC INC. ..............................................     1,622,500
         18,800  American International Group, Inc........................     1,356,232
                                                                              2,978,732
HEALTH CARE – 21.35%
         27,700  Bristol-Myers Squibb Co..................................     1,121,573
         28,800  Johnson & Johnson .......................................     1,870,560
         32,600  Pfizer, Inc. ............................................     1,295,524
         76,300  Quintiles Transnational Corp.* ..........................     1,354,325
         39,400  Schering-Plough Corp. ...................................     1,233,220
         23,300  Wyeth ...................................................     1,529,645
         17,290  Zimmer Holdings, Inc.*...................................       588,725
                                                                              8,993,572
TECHNOLOGY – 45.10%
         88,800  Adaptec, Inc.* ..........................................     1,187,256
         38,300  Agilent Technologies, Inc.*..............................     1,338,968
         23,500  Analog Devices, Inc.*....................................     1,058,440
         37,315  Applied Materials, Inc.*.................................     2,025,085
         61,900  Cadence Design Systems, Inc.*............................     1,399,559

See Accompanying Notes to Financial Statements.

AFBA 5STAR USA GLOBAL FUND (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES         COMPANY                                          MARKET VALUE
________________________________________________________________________________________
COMMON STOCKS (continued)
TECHNOLOGY (continued)
         50,300  Cisco Systems, Inc.*......................................  $   851,579
         52,700  Citrix Systems, Inc.*.....................................      910,656
         42,400  Intel Corp. ..............................................    1,289,384
         95,700  Intevac, Inc.*............................................      420,123
         23,716  Maxim Integrated Products, Inc.*..........................    1,321,218
         34,400  Micron Technology, Inc. ..................................    1,131,760
         21,000  Microsoft Corp.* .........................................    1,266,510
         45,853  MKS Instruments, Inc.* ...................................    1,570,007
         60,400  Motorola, Inc. ...........................................      857,680
         50,900  National Semiconductor Corp.* ............................    1,714,821
         17,023  Roxio, Inc.* .............................................      386,252
         34,400  Solectron Corp.* .........................................      268,320
                                                                            18,997,618

TOTAL COMMON STOCKS .................................................... 42,555,957
(COST $42,007,718)

MONEY MARKET FUND – 0.32%
       133,188  PNC Bank Money Market .....................................      133,188

TOTAL MONEY MARKET FUND.................................................    133,188
(COST $133,188)

TOTAL INVESTMENTS – 101.35% .......................................... 42,689,145
(COST $42,140,906)

Liabilities in excess of other assets – (1.35%) ...........................    (569,462)

TOTAL NET ASSETS – 100.00% ............................................$42,119,683

* Non-income producing security.

See Accompanying Notes to Financial Statements.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES        COMPANY                                           MARKET VALUE
________________________________________________________________________________________

COMMON STOCKS -- 88.90%
HEALTH CARE – 15.33%
          1,600  Bristol-Myers Squibb Co...................................  $    64,784
          3,400  Human Genome Sciences, Inc.*..............................       74,086
            800  Johnson & Johnson ........................................       51,960
            900  Merck & Co., Inc. ........................................       51,822
          2,200  Pfizer, Inc. .............................................       87,428
          5,000  Quintiles Transnational Corp.*............................       88,750
          2,800  Schering-Plough Corp. ....................................       87,640
          1,400  Sigma-Aldrich Corp. ......................................       65,744
                                                                                572,214
TECHNOLOGY – 73.57%
          4,800  Adaptec, Inc.* ...........................................       64,176
          6,600  ADC Telecommunications, Inc.* ............................       26,862
          1,700  Advent Software, Inc.* ...................................      100,572
          1,500  Affymetrix Inc.* .........................................       43,470
          2,500  Agilent Technologies, Inc.* ..............................       87,400
          4,500  Altera Corp.* ............................................       98,415
          1,800  Analog Devices, Inc.* ....................................       81,072
          2,100  Applera Corp. – Applied Biosystems Group..................       46,935
          1,400  Applera Corp. – Celera Genomics Group* ...................       28,770
          2,100  Applied Materials, Inc.*..................................      113,967
         11,800  Atmel Corp.*..............................................      119,652
          4,100  Cadence Design Systems, Inc.* ............................       92,701
          6,600  CIENA Corp.* .............................................       59,400
          5,100  Cisco Systems, Inc.* .....................................       86,343
          5,800  Citrix Systems, Inc.* ....................................      100,224
          3,700  Dell Computer Corp.* .....................................       96,607
          1,800  Diebold, Inc..............................................       73,332
         12,500  Ericsson AB (a) ..........................................       52,250
          2,700  Intel Corp.* .............................................       82,107
          1,600  Lam Research Corp.* ......................................       46,912
          1,400  Maxim Integrated Products, Inc.*..........................       77,994
          2,900  Micron Technology, Inc.*..................................       95,410
          1,300  Microsoft Corp.*..........................................       78,403
          1,700  MKS Instruments, Inc.* ...................................       58,208
          2,500  Nassda Corp.* ............................................       38,000
            400  National Instruments Corp.* ..............................       16,728
          3,800  National Semiconductor Corp.* ............................      128,022
          4,500  Nokia Oyj Corp. (a) ......................................       93,330

See Accompanying Notes to Financial Statements.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND (continued)

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES         COMPANY                                          MARKET VALUE
________________________________________________________________________________________

COMMON STOCKS (continued)
TECHNOLOGY (continued)
            800  Novellus Systems, Inc.* ..................................  $    43,304
          1,900  Plexus Corp.*.............................................       44,840
          1,400  Roxio, Inc.* .............................................       31,766
          6,600  SanDisk Corp.* ...........................................      143,220
          4,500  Scientific-Atlanta, Inc. .................................      103,950
          1,700  Solectron Corp.* .........................................       13,260
          1,000  Stamps.com, Inc.* ........................................        4,470
          2,100  SunGard Data Systems, Inc.* ..............................       69,237
          1,200  Symantec Corp.* ..........................................       49,452
          2,200  Waters Corp.* ............................................       61,534
          6,900  Wind River Systems, Inc.* ................................       93,771
                                                                            2,746,066

TOTAL COMMON STOCKS.....................................................  3,318,280
(Cost $3,003,290)

MONEY MARKET FUND – 4.85%
       181,226  PNC Bank Money Market......................................      181,226

TOTAL MONEY MARKET FUND ................................................    181,226
(COST $181,226)

TOTAL INVESTMENTS – 93.75% ............................................  3,499,506
(Cost $3,184,516)

Other assets less liabilities – 6.25% .....................................      233,303

TOTAL NET ASSETS – 100.00% ............................................ $3,732,809

(a) American Depository Receipt.

  * Non-income producing security.

See Accompanying Notes to Financial Statements.

AFBA 5STAR SMALL CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES        COMPANY                                           MARKET VALUE
________________________________________________________________________________________

COMMON STOCKS – 87.48%
CAPITAL GOODS – 1.48%
          3,000  Elcor Corp. ..............................................  $   66,600

CONSUMER CYCLICAL – 19.96%
          2,100  Abercrombie & Fitch Co. – Class A*........................       64,680
          3,400  American Eagle Outfitters, Inc.* .........................       84,218
          3,800  Borders Group, Inc.* .....................................       90,858
          2,900  Brunswick Corp. ..........................................       79,228
          2,000  Circuit City Stores – Circuit City Group .................       36,080
          2,350  Coachmen Industries, Inc. ................................       38,305
          2,600  Ethan Allen Interiors, Inc................................       98,956
          2,000  FirstService Corp.* ......................................       44,300
          1,900  Gentex Corp.* ............................................       56,297
          2,500  Monaco Coach Corp.* ......................................       60,750
          3,000  Tweeter Home Entertainment Group, Inc.* ..................       58,650
          2,300  Ultimate Electronics, Inc.*...............................       64,515
          2,000  WCI Communties, Inc.* ....................................       48,800
          1,750  Zale Corp.*...............................................       71,050
                                                                                896,687

CONSUMER STAPLES – 1.53%
          2,100  Performance Food Group Co.* ..............................      68,586

EDUCATION – 9.70%
            300  Apollo Group, Inc. – Class A* ............................       16,065
          1,500  Bright Horizons Family Solutions, Inc.* ..................       44,207
          1,050  Career Education Corp.*...................................       41,580
            300  Corinthian Colleges, Inc.*................................       15,165
          2,200  DeVry, Inc.*..............................................       66,286
          1,800  Education Management Corp.* ..............................       75,906
          1,700  ITT Educational Services, Inc.* ..........................       76,500
          1,700  Strayer Education, Inc. ..................................       83,470
            400  University of Phoenix Online*.............................       16,736
                                                                                435,915

ENTERTAINMENT – 13.57%
          3,750  Ameristar Casinos, Inc.* .................................      103,050
          4,600  Argosy Gaming Co.* .......................................      168,774
          1,200  Harrah's Entertainment, Inc.*.............................       53,112
          4,000  Isle of Capri Casinos, Inc.* .............................       73,800

See Accompanying Notes to Financial Statements.

AFBA 5STAR SMALL CAP FUND (continued)

SCHEDULE OF INVESTMENTS
March 31, 2002

SHARES         COMPANY                                          MARKET VALUE
________________________________________________________________________________________

COMMON STOCKS (continued)
ENTERTAINMENT (continued)
          1,700  Penn National Gaming, Inc.* ...............................  $   59,534
          4,500  Royal Caribbean Cruises Ltd. ..............................     101,475
          3,000  Station Casinos, Inc.* ....................................      49,950
                                                                                609,695
FINANCIAL – 10.13%
          1,100  A.G. Edwards, Inc. ........................................      48,378
          2,000  Boston Private Financial Holdings, Inc. ...................      53,500
            300  Compass Bancshares, Inc. ..................................       9,261
          1,150  Gabelli Asset Management, Inc.* ...........................      45,655
            800  Legg Mason, Inc. ..........................................      42,464
          4,200  The Phoenix Companies, Inc.* ..............................      80,640
          1,800  Raymond James Financial, Inc. .............................      61,614
          1,700  W.P. Stewart & Co., Ltd. ..................................      50,490
            750  Waddell & Reed Financial, Inc. – Class A ..................      22,860
            600  Wilmington Trust Corp. ....................................      40,386
                                                                                455,248
 HEALTH CARE – 12.05%
          1,500  Affymetrix, Inc.* .........................................      43,470
          3,000  Axcan Pharma, Inc.* .......................................      37,830
          1,000  Bradley Pharmaceuticals, Inc.* ............................      10,650
          2,400  First Horizon Pharmaceutical Corp.* .......................      53,664
          2,800  Galen Holdings PLC (a) ....................................      95,760
            500  Human Genome Sciences, Inc.* ..............................      10,895
            500  King Pharmaceuticals, Inc.* ...............................      17,505
          1,600  Medicis Pharmaceutical Corp. – Class A*....................      88,800
          3,150  Pharmaceutical Product Development, Inc.* .................     109,777
          4,100  Quintiles Transnational Corp.*.............................      72,775
                                                                                541,126
HOTELS – 2.43%
            700  Four Seasons Hotels, Inc. .................................      37,296
          3,500  Orient-Express Hotel Ltd. – Class A* ......................      71,750
                                                                                109,046
TECHNOLOGY – 16.63%
          3,400  Adaptec, Inc.* ............................................      45,458
          1,200  Advent Software, Inc.* ....................................      70,992
          2,000  Atmel Corp.* ..............................................      20,280
            500  Cadence Design Systems, Inc.* .............................      11,305

See Accompanying Notes to Financial Statements.

SHARES         COMPANY                                          MARKET VALUE
________________________________________________________________________________________
COMMON STOCKS (continued)
TECHNOLOGY (continued)
            400  Diebold, Inc...............................................  $   16,296
          1,700  Lam Research Corp.* .......................................      49,844
          1,800  Micrel, Inc.* .............................................      45,396
          3,800  MKS Instruments, Inc.* ....................................     130,112
          1,000  Nassda Corp.* .............................................      15,200
            900  National Instruments Corp.* ...............................      37,638
            700  National Semiconductor Corp.* .............................      23,583
          3,450  Plexus Corp.* .............................................      81,420
          5,200  SanDisk Corp.* ............................................     112,840
                                                                            747,340

TOTAL COMMON STOCKS ..................................................... 3,930,243
(COST $3,308,145)

MONEY MARKET FUND – 18.04%
        810,576  PNC Bank Money Market .....................................     810,576

TOTAL MONEY MARKET FUND .................................................   810,576
(COST $810,576)

TOTAL INVESTMENTS – 105.52% ............................................ 4,740,819
(COST $4,118,721)

Liabilities in excess of other assets – (5.52%) ............................    (248,171)

TOTAL NET ASSETS – 100.00% .............................................$4,492,648

(a) – American Depository Receipt

* – Non-income producing security.

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

Year Ended March 31, 2002
_______________________________________________________________________________________________________
                                                   BALANCED           EQUITY         HIGH YIELD
                                                            FUND              FUND             FUND
_______________________________________________________________________________________________________
ASSETS:
   Investments at value                                $ 37,648,309      $ 21,749,092     $ 9,265,107
   Receivables:
      Investments securities sold                                --           110,707              --
      Dividends                                              36,463            14,275          13,987
      Interest                                              256,910                77         175,903
      Capital shares sold                                     7,655            15,098           8,403
      From advisor                                               --             5,307          13,390
   Prepaid expenses and other assets                         16,494            13,915          13,202

        Total assets                                     37,965,831        21,908,471       9,489,992

LIABILITIES:
   Payables:
      Investment securities purchased                            --            81,655              --
      Capital shares redeemed                                    --            23,283           2,296
      Advisory fees                                           1,300                --              --
      Administrative fees                                    10,250            10,250          10,250
      Professional fees                                      32,775            19,868           8,024
      Custody fees                                            3,213             2,845           3,045
      Other accrued expenses                                 22,657            17,699          14,122

         Total liabilities                                   70,195           155,600          37,737

NET ASSETS                                            $ 37,895,636      $ 21,752,871    $  9,452,255

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)         $ 37,825,690      $ 21,454,500    $ 10,530,437
   Undistributed net investment income (loss)                 2,072             --         (23,654)
   Accumulated net realized loss
      from investment transactions                         (841,844)       (1,269,140)       (198,427)
   Net unrealized appreciation (depreciation) from
      investment transactions                               909,718         1,567,511        (856,101)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES     $ 37,895,636      $ 21,752,871    $  9,452,255
   Investments at cost                                 $ 36,738,591      $ 20,181,581    $ 10,121,208

See Accompanying Notes to Financial Statements.

Year Ended March 31, 2002
_______________________________________________________________________________________________________
                                                   BALANCED           EQUITY         HIGH YIELD
                                                            FUND              FUND             FUND
_______________________________________________________________________________________________________
Class I Shares
   Net Assets                                          $ 37,836,322      $ 21,647,698      $ 9,311,166
   Shares of Capital Stock Outstanding                    3,337,699         1,665,147        1,127,760
   Net Asset Value Per Share                           $      11.34      $      13.00      $      8.26

Class A Shares
   Net Assets                                          $     35,286      $     70,384      $   110,200
   Shares of Capital Stock Outstanding                        3,082             5,420           12,698
   Net Asset Value Per Share                           $      11.45      $      12.99      $      8.68

Class B Shares
   Net Assets                                          $     12,014      $     22,505      $    20,459
   Shares of Capital Stock Outstanding                        1,053             1,740            2,395
   Net Asset Value Per Share                           $      11.41      $      12.93      $      8.54

Class C Shares
   Net Assets                                          $     12,014      $     12,284      $    10,430
   Shares of Capital Stock Outstanding                        1,053               950            1,230
   Net Asset Value Per Share                           $      11.41      $      12.93      $      8.48

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

Year Ended March 31, 2002
_______________________________________________________________________________________________________

                                                  USA GLOBAL          SCIENCE &      SMALL CAP
                                                            FUND         TECHNOLOGY FUND       FUND
_______________________________________________________________________________________________________
ASSETS:
   Investments at value                                $ 42,689,145      $  3,499,506     $ 4,740,819
   Receivables:
      Dividends                                               8,129             1,472             864
      Interest                                                  119                52             361
      Capital shares sold                                    21,888           234,191         274,357
      From advisor                                               --             1,465           1,272
   Prepaid expenses and other assets                         13,482             4,713           4,703

      Total assets                                       42,732,763         3,741,399       5,022,376

LIABILITIES:
   Payables:
      Investment securities purchased                       113,736                --         521,054
      Capital shares redeemed                               424,833                --              --
      Advisory fees                                           1,257                --              --
      Administrative fees                                    10,250             3,075           3,075
      Professional fees                                      36,343             1,495           1,540
      Custody fees                                            2,915             1,140           1,378
      Other accrued expenses                                 23,746             2,880           2,681

         Total liabilities                                  613,080             8,590         529,728

NET ASSETS                                           $ 42,119,683      $  3,732,809     $ 4,492,648

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)         $ 43,369,758      $  3,431,556     $ 3,870,550
   Accumulated net realized loss
      from investment transactions                       (1,798,314)          (13,737)             --
   Net unrealized appreciation from
      investment transactions                               548,239           314,990         622,098

NET ASSETS APPLICABLE TO OUTSTANDING SHARES     $ 42,119,683      $  3,732,809     $ 4,492,648
   Investments at cost                                 $ 42,140,906      $  3,184,516     $ 4,118,721

See Accompanying Notes to Financial Statements.

Year Ended March 31, 2002
_______________________________________________________________________________________________________

                                                  USA GLOBAL          SCIENCE &      SMALL CAP
                                                            FUND         TECHNOLOGY FUND       FUND
_______________________________________________________________________________________________________

Class I Shares
   Net Assets                                          $ 41,927,785      $  3,686,971      $ 4,045,237
   Shares of Capital Stock Outstanding                    2,946,126           323,992          320,620
   Net Asset Value Per Share                           $      14.23      $      11.38      $     12.62

Class A Shares
   Net Assets                                          $    164,887      $     23,184      $   243,040
   Shares of Capital Stock Outstanding                       11,594             2,039           19,286
   Net Asset Value Per Share                           $      14.22      $      11.37      $     12.60

Class B Shares
   Net Assets                                          $     12,793      $     11,327      $    45,638
   Shares of Capital Stock Outstanding                          903             1,000            3,632
   Net Asset Value Per Share                           $      14.17      $      11.33      $     12.56

Class C Shares
   Net Assets                                          $     14,218      $     11,327      $   158,733
   Shares of Capital Stock Outstanding                        1,004             1,000           12,635
   Net Asset Value Per Share                           $      14.16      $      11.33      $     12.56

See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

Year Ended March 31, 2002
_______________________________________________________________________________________________________

                                                   BALANCED           EQUITY         HIGH YIELD
                                                            FUND              FUND             FUND
_______________________________________________________________________________________________________

INVESTMENT INCOME:

   Dividends                                            $   373,100      $    181,426      $   114,351
   Interest                                               1,148,889             3,453          768,940
   Foreign taxes withheld                                    (1,113)           (2,070)              --
                                                          1,520,876           182,809          883,291
EXPENSES:

   Advisor fees                                             293,623           168,737           71,563
   Administration fees                                      123,000           123,000          123,000
   Transfer Agent fees                                       73,288            79,020           54,671
   Registration fees                                         36,281            33,618           31,452
   Audit fees                                                30,606            17,880            7,473
   Custodian fees                                            20,083            17,706           18,834
   Legal fees                                                13,946             8,764            3,367
   Printing fees                                             16,355             9,283            3,974
   Director fees                                             12,443             6,937            2,974
   Insurance fees                                             4,653             2,775              996
   Distribution fees                                            148               183              168
   Miscellaneous fees                                        15,861             6,322           10,701
      Total expenses before reimbursement and waivers       640,287           474,225          329,173
      Less: expense reimbursement and waivers              (243,749)         (246,248)        (232,463)
      Net expenses                                          396,538           227,977           96,710
      Net investment income (loss)                        1,124,338           (45,168)         786,581

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

   Net realized loss from investment transactions          (502,333)       (1,082,636)         (10,774)
   Net unrealized appreciation (depreciation)
      on investments                                      1,923,999         1,516,825         (418,871)
      Net gain (loss) on investments                      1,421,666           434,189         (429,645)
      Net increase in net assets
         resulting from operations                      $ 2,546,004       $   389,021      $   356,936

  * Commencement of operations was October 12, 2001

**  Commencement of operations was October 15, 2001

See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued)

Year Ended March 31, 2002
_______________________________________________________________________________________________________

                                                  USA GLOBAL          SCIENCE &      SMALL CAP
                                                            FUND         TECHNOLOGY FUND       FUND
_______________________________________________________________________________________________________

INVESTMENT INCOME:

   Dividends                                            $   251,615       $     4,475      $     4,653
   Interest                                                   8,734               548            1,922
   Foreign taxes withheld                                        --              (160)             (44)
                                                            260,349             4,863            6,531
EXPENSES:

   Advisor fees                                             321,850            10,353           10,968
   Administration fees                                      123,000            57,532           56,540
   Transfer Agent fees                                      102,976               870            1,060
   Registration fees                                         37,847               324              291
   Audit fees                                                33,888             1,214            1,214
   Custodian fees                                            18,148             9,092            9,878
   Legal fees                                                15,263               450              493
   Printing fees                                             17,810               456              521
   Director fees                                             13,858               503              324
   Insurance fees                                             5,363                55               55
   Distribution fees                                            186               121              271
   Miscellaneous fees                                         8,365             1,848            2,362
      Total expenses before reimbursement and waivers       698,554            82,818           83,977
      Less: expense reimbursement and waivers              (262,545)          (68,721)         (68,920)
      Net expenses                                          436,009            14,097           15,057
      Net investment income (loss)                         (175,660)           (9,234)          (8,526)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

   Net realized loss from investment transactions        (1,689,348)          (13,737)              --
   Net unrealized appreciation (depreciation)
      on investments                                      5,259,460           314,990          622,098
      Net gain (loss) on investments                      3,570,112           301,253          622,098
      Net increase in net assets
         resulting from operations                      $ 3,394,452       $   292,019      $   613,572

  * Commencement of operations was October 12, 2001

**  Commencement of operations was October 15, 2001

See Accompanying Notes to Financial Statements.

  STATEMENTS OF CHANGES IN NET ASSETS

_______________________________________________________________________________________________________

                                                        BALANCED FUND               EQUITY FUND
                                                           Year Ended      Year Ended       Year Ended      Year Ended
                                                         March 31, 2002  March 31, 2001   March 31, 2002  March 31, 2001
_______________________________________________________________________________________________________

OPERATIONS:
   Net investment income (loss)                            $ 1,124,338    $   789,449      $   (45,168)     $    24,919
   Net realized gain (loss) from
      investment transactions                                 (502,333)      (321,386)      (1,082,636)         251,423
   Net unrealized appreciation
      (depreciation) on investments                          1,923,999     (1,217,377)       1,516,825       (2,864,625)
   Net increase (decrease) in net assets
      resulting from operations                              2,546,004       (749,314)         389,021       (2,588,283)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                   (1,153,497)       (725,510)              --          (24,919)
   Net realized gain from investment transactions                  --        (373,928)              --         (434,500)
   Return of capital                                               --              --               --         (384,277)
      Total distributions to shareholders                  (1,153,497)     (1,099,438)              --         (843,696)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold                                                935,821       27,594,891       1,820,500       10,341,631
   Reinvested distributions                                 1,152,232        1,097,950              --          840,543
   Shares repurchased                                        (537,939)        (339,693)       (756,099)        (525,836)
      Net increase from capital share transactions          1,550,114       28,353,148       1,064,401       10,656,338
      Net increase in net assets                            2,942,621       26,504,396       1,453,422        7,224,359

NET ASSETS:
   Beginning of period                                     34,953,015        8,448,619      20,299,449       13,075,090
   End of period                                          $37,895,636      $34,953,015     $21,752,871      $20,299,449
   Undistributed net investment income (loss)
      at end of period                                    $     2,072      $    31,231     $        --      $        --

*Fund share transactions:
   Shares sold                                                 84,652        2,398,816         141,658          682,137
   Reinvested distributions                                   103,473          100,058              --           58,574
   Shares repurchased                                         (49,800)         (29,738)        (58,754)         (36,321)
      Net increase in fund shares                             138,325        2,469,136          82,904          704,390

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
_______________________________________________________________________________________________________

                                                      HIGH YIELD FUND              USA GLOBAL FUND
                                                           Year Ended      Year Ended       Year Ended      Year Ended
                                                         March 31, 2002  March 31, 2001   March 31, 2002  March 31, 2001
_______________________________________________________________________________________________________

OPERATIONS:
   Net investment income (loss)                            $   786,581    $   697,238     $   (175,660)    $    (20,186)
   Net realized gain (loss) from
      investment transactions                                  (10,774)      (186,986)      (1,689,348)         (18,779)
   Net unrealized appreciation
      (depreciation) on investments                           (418,871)       403,421        5,259,460       (7,729,181)
   Net increase (decrease) in net assets
      resulting from operations                                356,936        913,673        3,394,452       (7,768,146)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                      (819,860)      (700,496)              --           (1,040)
   Net realized gain from investment transactions              (20,754)      (127,531)              --       (1,478,954)
   Return of capital                                           (97,722)            --               --         (161,497)
      Total distributions to shareholders                     (938,336)      (828,027)              --       (1,641,491)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold                                               1,216,768      2,601,223        2,300,063       31,737,067
   Reinvested distributions                                    919,143        818,785               --        1,636,032
   Shares repurchased                                         (471,980)      (161,166)      (1,720,005)        (869,605)
      Net increase from capital share transactions           1,663,931      3,258,842          580,058       32,503,494
      Net increase in net assets                             1,082,531      3,344,488        3,974,510      23,093,857

NET ASSETS:
   Beginning of period                                       8,369,724      5,025,236       38,145,173       15,051,316
   End of period                                          $  9,452,255    $ 8,369,724     $ 42,119,683      $38,145,173
   Undistributed net investment income (loss)
      at end of period                                    $    (23,654)   $     0,379     $         --     $         --

*Fund share transactions:
   Shares sold                                                 140,416        297,021          169,672        1,968,869
   Reinvested distributions                                    108,914         94,809               --          113,142
   Shares repurchased                                          (54,844)       (18,585)        (125,676)         (57,018)
      Net increase in fund shares                              194,486       373,245           43,996       2,024,993

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
_______________________________________________________________________________________________________
                                                        SCIENCE &
                                                    TECHNOLOGY  FUND              SMALL CAP FUND
                                                    For The Period October 12, 2001**  For The Period October 15, 2001**
                                                           Through March 31, 2002            Through March 31, 2002
_______________________________________________________________________________________________________

OPERATIONS:
   Net investment income (loss)                             $     (9,234)                           $    (8,526)
   Net realized gain (loss) from
      investment transactions                                    (13,737)                                    --
   Net unrealized appreciation
      (depreciation) on investments                              314,990                             622,098
   Net increase (decrease) in net assets
      resulting from operations                                  292,019                             613,572

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                              --                                     --
   Net realized gain from investment transactions                     --                                     --
   Return of capital                                                  --                                     --
      Total distributions to shareholders                             --                                     --

CAPITAL SHARE TRANSACTIONS:*
   Shares sold                                                 3,487,235                              3,886,480
   Reinvested distributions                                           --                                     --
   Shares repurchased                                            (46,445)                                (7,404)
      Net increase from capital share transactions             3,440,790                              3,879,076
      Net increase in net assets                               3,732,809                              4,492,648

NET ASSETS:
   Beginning of period                                                --                                     --
   End of period                                           $   3,732,809                            $ 4,492,648
   Undistributed net investment income (loss)
      at end of period                                                --                                     --

*Fund share transactions:
   Shares sold                                                   332,392                                356,819
   Reinvested distributions                                           --                                     --
   Shares repurchased                                             (4,361)                                  (646)
      Net increase in fund shares                                328,031                              356,173

  * Commencement of operations was October 12, 2001

**  Commencement of operations was October 15, 2001

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Organization

        The AFBA 5Star Fund, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with the following series: AFBA
        5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star High Yield, AFBA
        5Star USA Global Fund, AFBA 5Star Small Cap Fund and AFBA 5Star Science
        & Technology Fund. Each series, in effect, represents a separate fund.
        Each series offers four classes of shares; Class A, Class B, Class C and
        Class I. Shares of all classes represent equal pro-rata interests in the series, except that each class will bear different expenses which will reflect the difference in the range of services provided to them.

2. Significant Accounting Policies

        The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the
        United States.

A. Investment Valuation – Equity securities owned by the
        Fund are valued using the closing price or the last sale price on that
        Exchange or in the principal over-the-counter market where they are traded.
        Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by the Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, securities are valued at their fair value as determined in good faith by Kornitzer Capital Management, Inc. (KCM) under procedures adopted by the Fund’s Board of Directors.

        B. Federal and State Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

C. Options – In order to produce incremental earnings and
        protect gains, the Fund may write covered call options on portfolio securities.
        When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of March 31, 2002.

D. Expenses – The Fund accounts separately for the assets,
        liabilities and operations of each series. Direct expenses of a series are charged to that series, while general Fund expenses are allocated among the Fund’s respective series based on relative net assets.

        The investment income and expenses of a series (other than class specific expenses) and realized and unrealized gains and losses on investments of a series are allocated to each class of shares based upon their relative of shares value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

E. Investment Transactions and Investment Income – Security
        transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

        F. Dividends and Distribution to Shareholders – Dividends
        from the High Yield and Balanced Funds’ net investment income, if any, are declared and paid quarterly. Dividends from the Equity, USA Global,
        Science & Technology and Small Cap Funds’ net investment income, if any, are declared and paid semi-annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each series.
        However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

        G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United
        States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
        Actual results could differ from such estimates.

        3. Capital Share Transactions

        Each series is authorized to issue 10,000,000 shares per class with a
        Par Value of $1.00 in an unlimited number of classes.

        Transactions in the capital shares of the series were as follows:

                                              Balanced Fund
                                   Class I                    Class A
                             Shares       Amount        Shares       Amount
Shares issued                     79,410     $  881,748           3,158      $  34,073
Shares reinvested                103,425      1,151,678              26            292
Shares redeemed                  (49,698)      (536,814)           (102)        (1,125)
Net increase                     133,137     $1,496,612           3,082      $  33,240

                                   Class B                    Class C
                             Shares       Amount        Shares       Amount
Shares issued                      1,042     $   10,000           1,042      $  10,000
Shares reinvested                     11            131              11            131
Shares redeemed                       --             --              --             --
Net increase                       1,053     $   10,131           1,053      $  10,131

                                              Equity Fund
                                   Class I                    Class A
                             Shares       Amount        Shares       Amount
Shares issued                    133,022     $1,716,529           5,716      $  70,971
Shares reinvested                     --             --              --             --
Shares redeemed                  (58,228)      (749,329)           (296)        (3,745)
Net increase                      74,794       $967,200           5,420        $67,226

                                   Class B                    Class C
                             Shares       Amount        Shares       Amount
Shares issued                      1,970     $   23,000             950      $  10,000
Shares reinvested                     --             --              --             --
Shares redeemed                     (230)        (3,025)             --             --
Net increase                       1,740     $   19,975             950        $10,000

                                            High Yield Fund
                                   Class I                    Class A
                             Shares       Amount        Shares       Amount
Shares issued                    123,860     $1,073,791          13,055      $ 112,977
Shares reinvested                108,625        916,657             165          1,428
Shares redeemed                  (54,323)      (467,459)           (521)        (4,521)
Net increase                     178,162     $1,522,989          12,699      $ 109,884

                                   Class B                    Class C
                             Shares       Amount        Shares       Amount
Shares issued                      2,331     $   20,000           1,170      $  10,000
Shares reinvested                     64            545              60            513
Shares redeemed                       --             --              --             --
Net increase                       2,395     $   20,545           1,230      $  10,513

                                            USA Global Fund
                                   Class I                    Class A
                             Shares       Amount        Shares       Amount
Shares issued                    155,950     $2,118,983          11,815       $159,780
Shares reinvested                     --             --              --             --
Shares redeemed                 (125,455)    (1,716,954)           (221)        (3,051)
Net increase                      30,495     $  402,029          11,594       $156,729

                                   Class B                    Class C
                             Shares       Amount        Shares       Amount
Shares issued                        903     $   10,000           1,004       $ 11,300
Shares reinvested                     --             --              --             --
Shares redeemed                       --             --              --             --
Net increase                         903     $   10,000           1,004       $ 11,300

                                        Science & Technology Fund
                                   Class I                    Class A
                             Shares       Amount        Shares       Amount
Shares issued                    328,126     $3,442,738           2,266       $ 24,497
Shares reinvested                     --             --              --             --
Shares redeemed                   (4,134)       (44,060)           (227)        (2,385)
Net increase                     323,992     $3,398,678           2,039       $ 22,112

                                   Class B                    Class C
                             Shares       Amount        Shares       Amount
Shares issued                      1,000     $   10,000           1,000       $ 10,000
Shares reinvested                     --             --              --             --
Shares redeemed                       --             --              --             --
Net increase                       1,000     $   10,000           1,000       $ 10,000

                                            Small Cap Fund
                                   Class I                    Class A
                             Shares       Amount        Shares       Amount
Shares issued                    320,621     $3,445,047          19,519       $237,837
Shares reinvested                     --             --              --             --
Shares redeemed                       (1)           (10)           (233)        (2,394)
Net increase                     320,620     $3,445,037          19,286       $235,443

                                   Class B                    Class C
                             Shares       Amount        Shares       Amount
Shares issued                      4,044     $   47,706          12,635       $155,890
Shares reinvested                     --             --              --             --
Shares redeemed                     (412)        (5,000)             --             --
Net increase                       3,632     $   42,706          12,635       $155,890

    4. Agreements and other Transactions with Affiliates

      Management fees are paid to AFBA 5Star Investment Management Company (AFBA)
      at the rate of 0.80% per annum of the average daily net asset values of the Fund. AFBA employs at its own expense KCM to assist in the investment counseling function for the Funds. AFBA pays KCM a fee of one third of one percent (0.33%) for this service. For the year ended March 31, 2002, KCM received $121,119, $69,604, $29,520 $132,763, $4,271 and $4,524 for the
      Balanced, Equity, High Yield, USA Global, Science & Technology and Small
      Cap Funds, respectively. AFBA will waive all or a portion of its fees in order to maintain expense limitations. The table below indicates the amount of advisory fee waived for the period ended March 31, 2002:

      Balanced Fund                  $   190,867
      Equity Fund                        168,737
      High Yield Fund                     71,563
      USA Global Fund                    220,984
      Science & Technology Fund           10,353
      Small Cap Fund                      10,968

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of
        The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement (the "Administration
        Agreement"). The services include the day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund’s arrangements with its custodian and assistance in the preparation of the Fund’s registration statements under federal and state laws. From time to time,
        PFPC may waive all or a portion of its fees. The table below indicates the amount of administration fee waived for the period ended March 31,
        2002:

      Balanced Fund                  $    34,611
      Equity Fund                         36,826
      High Yield Fund                     36,899
      USA Global Fund                     33,699
      Science & Technology Fund           50,750
      Small Cap Fund                      49,787

        PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of transfer agent fees waived for the period ended March 31, 2002:

      Balanced Fund                  $   11,365
      Equity Fund                         8,935
      High Yield Fund                    15,254
      USA Global Fund                     1,164

        PFPC Trust Company serves as the custody agent for the funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement with the Company. From time to time, PFPC Trust
        Company may waive all or a portion of its fees. The table below indicates the amount of custody fee waived for the period ended March 31, 2002:

      Balanced Fund                  $    6,906
      Equity Fund                         7,554
      High Yield Fund                     7,948
      USA Global Fund                     6,698
      Science & Technology Fund           6,200
      Small Cap Fund                      6,202

        AFBA has contractually agreed to pay certain expenses of the Fund such that the total annual operating expenses of a series will not exceed 1.08%
        (excluding 12b-1 fees) of its average daily net assets. AFBA may be reimbursed by the Fund for such expenses at a later date if such reimbursement does not cause a Fund’s expenses to exceed the expense limitation percentage noted above. In order to maintain this expense limitation, AFBA has reimbursed the Equity, High Yield, Science & Technology and Small Cap Funds for
        expenses in the amounts of $24,196, $100,799, $1,418 and $1,963, respectively.

5. Investment Transactions

        Investment transactions for the period ended March 31, 2002, (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

Balanced Fund
         Purchases                  $  7,708,187
         Proceeds from sales           6,247,377

Equity Fund
         Purchases                  $  3,903,898
         Proceeds from sales           2,408,138

High Yield Fund
         Purchases                  $  4,205,495
         Proceeds from sales           2,878,097

USA Global Fund
         Purchases                  $  6,771,727
         Proceeds from sales           5,081,898

Science & Technology Fund
         Purchases                  $  3,143,421
         Proceeds from sales             126,395

Small Cap Fund
         Purchases                  $ 16,870,155
         Proceeds from sales           3,308,145

    6. Federal Income Tax Information

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

      Distributions during the year ended March 31, 2002 were characterized as follows for tax purposes:

                                     Ordinary       Return of            Total
Fund                                   Income         Capital    Distributions

Balanced Fund                           $ 1,153,497       $        --        $  1,153,497
High Yield Fund                             840,614            97,722             938,336

  The tax character of net assets at March 31, 2002 were as follows:

                                                                 Undistributed
                                   Unrealized     Unrealized          Ordinary
Fund                             Appreciation   Depreciation     Income (Loss)

Balanced Fund                         $   5,230,730    $   (4,329,868)    $         2,072
Equity Fund                               3,741,314        (2,176,285)                 --
High Yield Fund                             398,464        (1,254,565)            (23,654)
USA Global Fund                           5,489,538        (4,941,299)                 --
Science & Technology Fund                   480,864          (168,147)                 --
Small Cap Fund                              685,726           (63,628)                 --

                                  Accumulated        Paid-In
Fund                             Capital Loss        Capital        Net Assets

Balanced Fund                            $ (832,988)   $   37,825,690     $    37,895,636
Equity Fund                              (1,266,658)       21,454,500          21,752,871
High Yield Fund                            (198,427)       10,530,437           9,452,255
USA Global Fund                          (1,798,314)       43,369,758          42,119,683
Science & Technology Fund                   (11,464)        3,431,556           3,732,809
Small Cap Fund                                   --         3,870,550           4,492,648

The cumulative timing differences primarily consist of Post October Losses.

        Under the current tax law, capital and currency losses realized after
        October 31, 2001 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31,
        2002, the following Funds elected to defer capital losses as follows:

Fund                  Capital Loss Deferred

Balanced Fund                          $  744,888
Equity Fund                               962,601
High Yield Fund                           183,194
USA Global Fund                         1,134,207
Science & Technology Fund                  11,464

Further, the Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For Federal income tax purposes, the funds had capital loss carryovers at March 31, 2002 as follows:

                                Balanced       Equity       High Yield        USA Global
Date of Expiration                  Fund         Fund             Fund              Fund

2009                           $  65,097    $      --        $  15,233         $      --
2010                              23,003      304,057               --           664,107
Total                          $  88,100    $ 304,057        $  15,233         $ 664,107

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2002, the fund recorded the following permanent reclassifications, with offsetting adjustments made to paid-in-capital. Results of operations and net assets were not affected by these reclassifications.

                                     Undistributed Net                   Accumulated Net
Fund                          Investment Income (Loss)      Realized Gain on Investments

Equity Fund                                  $  45,168                        $       --
High Yield Fund                                (20,754)                          118,476
USA Global Fund                                175,660                                --
Science & Technology Fund                        9,234                                --
Small Cap Fund                                   8,526                                --

        At March 31, 2002, the cost of securities for federal income tax purposes were as follows:

Fund                                    Tax Cost

Balanced Fund                             $  36,747,447
Equity Fund                                  20,184,063
High Yield Fund                              10,121,208
USA Global Fund                              42,140,906
Science & Technology Fund                     3,186,789
Small Cap Fund                                4,118,721

        The Funds paid no long-term capital gain distribution in the taxable year ended March 31, 2002.

        7. Concentration of Ownership

        At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.

        At March 31, 2002, each share class had the following number of shareholders who held in the aggregate the following percent of shares:

                                                          % of
                                   Number of          Outstanding
Share Class                      Shareholders            Shares

Balanced Fund Class I                       1                      92
Balanced Fund Class A                       3                      60
Balanced Fund Class B                       1                     100
Balanced Fund Class C                       1                     100

Equity Fund Class I                         1                      67
Equity Fund Class A                         1                      18
Equity Fund Class B                         2                     100
Equity Fund Class C                         1                     100

High Yield Fund Class I                     1                      76
High Yield Fund Class A                     1                      37
High Yield Fund Class B                     2                     100
High Yield Fund Class C                     1                     100

USA Global Fund Class I                     1                      78
USA Global Fund Class A                     1                      63
USA Global Fund Class B                     1                     100
USA Global Fund Class C                     2                     100

Science & Technology Fund Class I           2                      84
Science & Technology Fund Class A           3                      74
Science & Technology Fund Class B           1                     100
Science & Technology Fund Class C           1                     100

Small Cap Fund Class I                      3                      94
Small Cap Fund Class A                      1                      52
Small Cap Fund Class B                      3                     100
Small Cap Fund Class C                      2                      32

  FINANCIAL HIGHLIGHTS

  BALANCED FUND

                                                     CLASS I

                                                                                          FOR THE PERIOD
                                                                                       FROM JUNE 3, 1997
Condensed data for a share of capital stock                                               (INCEPTION) TO
outstanding throughout the period                      YEARS ENDED MARCH 31,               MARCH 31,1998

                                         2002      2001     2000+        1999+    1998+

Net asset value, beginning of period            $10.91      $11.49      $10.22         $11.39     $10.01

   Income from investment operations:
     Net investment income                        0.35        0.34        0.41           0.42       0.25
     Net gain (loss) on securities
        (both realized and unrealized)            0.43       (0.45)       1.32          (1.17)      1.40

   Total from investment operations               0.78       (0.11)       1.73          (0.75)      1.65

   Less distributions:
     Dividends from net investment income        (0.35)      (0.35)      (0.43)         (0.40)     (0.23)
     Distributions from capital gains.              --       (0.12)      (0.03)         (0.02)     (0.04)

   Total distributions.                          (0.35)      (0.47)      (0.46)         (0.42)     (0.27)

Net asset value, end of period                  $11.34      $10.91      $11.49         $10.22     $11.39

Total return*                                     7.28%     (0.98%)      17.39%         (6.53%)    16.64%

Ratios/Supplemental Data:

Net assets, end of period (in millions)         $   38     $   35       $    8         $    5     $    2
Ratio of expenses to average net assets**         1.08%      1.06%        1.08%          1.08%      1.08%
Ratio of net investment income
   to average net assets**                        3.06%      4.05%        4.01%          4.76%      4.06%
Ratio of expenses to average net assets
   before voluntary expense reimbursement
   and waivers**                                  1.74%      1.10%        1.19%          1.33%      1.10%
Ratio of net income to average net assets
   before voluntary expense reimbursement
   and waivers**                                  2.40%      4.01%        3.90%          4.51%      4.04%
Portfolio turnover rate                             17%        28%          44%            53%        57%

  + Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.

  * Total return not annualized for periods less than one full year.

 ** Annualized for periods less than one full year.

*** Sales of Class A, B, & C shares began September 24, 2001

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BALANCED FUND (continued)

                                       CLASS A         CLASS B         CLASS C

                                                       FOR THE              FOR THE              FOR THE
Condensed data for a share of capital stock       PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
outstanding throughout the period            MARCH 31, 2002***    MARCH 31, 2002***    MARCH 31, 2002***

Net asset value, beginning of period                $  9.60              $  9.60              $  9.60

   Income from investment operations:
     Net investment income                             0.13                 0.13                 0.13
     Net gain (loss) on securities
        (both realized and unrealized)                 1.85                 1.81                 1.81

   Total from investment operations                    1.98                 1.94                 1.94

Less distributions:
     Dividends from net investment income             (0.13)               (0.13)               (0.13)
     Distributions from capital gains.                   --                   --                   --

   Total distributions.                               (0.13)               (0.13)               (0.13)

Net asset value, end of period                      $ 11.45              $ 11.41              $ 11.41

Total return*                                         20.60%               20.17%               20.17%

Ratios/Supplemental Data:

Net assets, end of period (in millions)             $  0.04             $  0.01               $  0.01
Ratio of expenses to average net assets**              1.33%               2.08%                 2.08%
Ratio of net investment income
   to average net assets**                             2.88%               2.19%                 2.19%
Ratio of expenses to average net assets
   before voluntary expense reimbursement
   and waivers**                                       1.87%               3.17%                 3.17%
Ratio of net income to average net assets
   before voluntary expense reimbursement
   and waivers**                                       2.34%               1.10%                 1.10%
Portfolio turnover rate                                  17%                 17%                   17%

  + Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.

  * Total return not annualized for periods less than one full year.

 ** Annualized for periods less than one full year.

*** Sales of Class A, B, & C shares began September 24, 2001

See Accompanying Notes to Financial Statements.

  FINANCIAL HIGHLIGHTS

  EQUITY FUND

                                                     CLASS I

                                                                                          FOR THE PERIOD
                                                                                       FROM JUNE 3, 1997
Condensed data for a share of capital stock                                               (INCEPTION) TO
outstanding throughout the period                      YEARS ENDED MARCH 31,               MARCH 31,1998

                                         2002      2001     2000+        1999+    1998+

Net asset value, beginning of period            $12.76      $14.76     $11.54         $11.77     $10.01

   Income from investment operations:
     Net investment income                       (0.03)       0.03        0.02           0.05       0.06
     Net gain (loss) on securities
        (both realized and unrealized)            0.27       (1.43)       3.23          (0.22)      1.81

   Total from investment operations               0.24       (1.40)       3.25          (0.17)      1.87

Less distributions:
     Dividends from net investment income           --       (0.02)      (0.03)         (0.06)     (0.05)
     Distributions from capital gains.              --       (0.31)         --             --      (0.06)
        Return of capital                           --       (0.27)         --             --         --

   Total distributions.                             --       (0.60)      (0.03)         (0.06)     (0.11)

Net asset value, end of period                  $13.00      $12.76      $14.76         $11.54     $11.77

Total return*                                     1.88%     (9.97%)      28.22%         (1.43%)    18.81%

Ratios/Supplemental Data:

Net assets, end of period (in millions)         $   22     $   20       $   13         $    7     $    4
Ratio of expenses to average net assets**         1.08%      1.06%        1.08%          1.08%      1.04%
Ratio of net investment income
   to average net assets**                       (0.21%)     0.14%        0.15%          0.61%      0.94%
Ratio of expenses to average net assets
   before voluntary expense reimbursement
   and waivers**                                  2.25%      1.09%        1.13%          1.23%        --
Ratio of net income to average net assets
   before voluntary expense reimbursement
   and waivers**                                 (1.38%)     0.11%        0.10%          0.46%        --
Portfolio turnover rate                             11%        29%          31%            64%        76%

  + Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.

  * Total return not annualized for periods less than one full year.

 ** Annualized for periods less than one full year.

*** Sales of Class A, B, & C shares began September 24, 2001

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
EQUITY FUND (continued)

                                       CLASS A         CLASS B         CLASS C

                                                       FOR THE              FOR THE              FOR THE
Condensed data for a share of capital stock       PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
outstanding throughout the period            MARCH 31, 2002***    MARCH 31, 2002***    MARCH 31, 2002***

Net asset value, beginning of period                $ 10.53              $ 10.53              $ 10.53

   Income from investment operations:
     Net investment income                            (0.02)               (0.06)               (0.08)
     Net gain (loss) on securities
        (both realized and unrealized)                 2.48                 2.46                 2.48

   Total from investment operations                    2.46                 2.40                 2.40

Less distributions:
     Dividends from net investment income                --                   --                   --
     Distributions from capital gains.                   --                   --                   --
        Return of capital                             --                      --                   --

   Total distributions.                               --                      --                   --

Net asset value, end of period                      $ 12.99              $ 12.93             $ 12.93

Total return*                                         23.36%               22.79%              22.79%

Ratios/Supplemental Data:

Net assets, end of period (in millions)            $   0.07              $  0.02             $  0.01
Ratio of expenses to average net assets**              1.33%                2.08%               2.08%
Ratio of net investment income
   to average net assets**                            (0.49%)              (1.24%)             (1.20%)
Ratio of expenses to average net assets
   before voluntary expense reimbursement
   and waivers**                                       2.97%                3.94%               3.95%
Ratio of net income to average net assets
   before voluntary expense reimbursement
   and waivers**                                      (2.13%)              (3.10%)             (3.07%)
Portfolio turnover rate                                  11%                  11%                 11%

  + Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.

  * Total return not annualized for periods less than one full year.

 ** Annualized for periods less than one full year.

*** Sales of Class A, B, & C shares began September 24, 2001

See Accompanying Notes to Financial Statements.

  FINANCIAL HIGHLIGHTS

  HIGH YIELD FUND

                                                     CLASS I

                                                                                          FOR THE PERIOD
                                                                                       FROM JUNE 3, 1997
Condensed data for a share of capital stock                                               (INCEPTION) TO
outstanding throughout the period                      YEARS ENDED MARCH 31,               MARCH 31,1998

                                         2002      2001     2000+        1999+    1998+

Net asset value, beginning of period            $ 8.81      $ 8.72     $ 9.12         $10.62     $10.01

   Income from investment operations:
     Net investment income                        0.76        0.84        0.80           0.60       0.34
     Net gain (loss) on securities
        (both realized and unrealized)           (0.41)       0.27       (0.42)         (1.49)      0.59

   Total from investment operations               0.35        1.11        0.38          (0.89)      0.93

Less distributions:
     Dividends from net investment income        (0.79)      (0.87)      (0.78)         (0.58)     (0.32)
     Distributions from capital gains.           (0.02)      (0.15)         --          (0.03)        --
     Return of capital                           (0.09)         --          --             --         --

   Total distributions.                          (0.90)      (1.02)      (0.78)         (0.61)     (0.32)

Net asset value, end of period                  $ 8.26      $ 8.81      $ 8.72         $ 9.12     $10.62

Total return*                                     4.18%      13.49%       4.28%         (8.45%)     9.37%

Ratios/Supplemental Data:

Net assets, end of period (in millions)         $    9      $    8    $    5         $    4     $    1
Ratio of expenses to average net assets**         1.08%       1.06%       1.08%          1.08%      1.08%
Ratio of net investment income
   to average net assets**                        8.82%      10.55%       9.27%          7.47%      5.51%
Ratio of expenses to average net assets
   before voluntary expense reimbursement
   and waivers**                                  3.68%       1.19%       1.26%          1.46%      1.11%
Ratio of net income to average net assets
   before voluntary expense reimbursement
   and waivers**                                  6.22%      10.42%       9.09%          7.09%      5.48%
Portfolio turnover rate                             34%         36%         34%            11%        31%

  + Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.

  * Total return not annualized for periods less than one full year.

 ** Annualized for periods less than one full year.

*** Sales of Class A, B, & C shares began September 24, 2001

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND (continued)

                                       CLASS A         CLASS B         CLASS C

                                                       FOR THE              FOR THE              FOR THE
Condensed data for a share of capital stock       PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
outstanding throughout the period            MARCH 31, 2002***    MARCH 31, 2002***    MARCH 31, 2002***

Net asset value, beginning of period                $  8.55              $  8.55              $  8.55

   Income from investment operations:
     Net investment income                             0.24                 0.29                 0.35
     Net gain (loss) on securities
        (both realized and unrealized)                 0.16                 0.07                 0.01

   Total from investment operations                    0.40                 0.36                 0.36

Less distributions:
     Dividends from net investment income             (0.24)               (0.13)               (0.13)
     Distributions from capital gains.                (0.01)               (0.01)               (0.01)
     Return of capital                                (0.02)               (0.07)               (0.07)

   Total distributions.                               (0.27)               (0.37)               (0.43)

Net asset value, end of period                      $  8.68              $  8.54              $  8.48

Total return*                                          4.64%                4.29%                4.29%

Ratios/Supplemental Data:

Net assets, end of period (in millions)             $  0.11             $  0.02               $  0.01
Ratio of expenses to average net assets**              1.33%               2.07%                 2.08%
Ratio of net investment income
   to average net assets**                             8.39%               7.91%                 7.82%
Ratio of expenses to average net assets
   before voluntary expense reimbursement
   and waivers**                                       4.71%               5.84%                 5.89%
Ratio of net income to average net assets
   before voluntary expense reimbursement
   and waivers**                                       5.01%               4.14%                 4.01%
Portfolio turnover rate                                  34%                 34%                   34%

  + Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.

  * Total return not annualized for periods less than one full year.

 ** Annualized for periods less than one full year.

*** Sales of Class A, B, & C shares began September 24, 2001

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  USA GLOBAL FUND

                                                     CLASS I

                                                                                          FOR THE PERIOD
                                                                                       FROM JUNE 3, 1997
Condensed data for a share of capital stock                                               (INCEPTION) TO
outstanding throughout the period                      YEARS ENDED MARCH 31,               MARCH 31,1998

                                         2002      2001     2000+        1999+    1998+

Net asset value, beginning of period            $13.08      $16.90     $11.06         $11.17     $10.01

   Income from investment operations:
     Net investment income                        0.06        0.01        0.01           0.05       0.07
     Net gain (loss) on securities
        (both realized and unrealized)            1.21       (3.22)       5.86           0.11       1.14

   Total from investment operations               1.15       (3.21)       5.87          (0.06)      1.21

Less distributions:
     Dividends from net investment income           --          --       (0.03)         (0.05)     (0.05)
     Distributions from capital gains.              --       (0.55)         --             --         --
     Return of capital                              --       (0.06)         --             --         --

   Total distributions.                             --       (0.61)      (0.03)         (0.05)     (0.05)

Net asset value, end of period                  $14.23      $13.08      $16.90         $11.06     $11.17

Total return*                                     8.79%     (19.34%)     53.11%         (0.52%)    12.16%

Ratios/Supplemental Data:

Net assets, end of period (in millions)         $   42      $   38      $   15         $    6     $    3
Ratio of expenses to average net assets**         1.08%       1.06%       1.08%          1.08%      1.04%
Ratio of net investment income
   to average net assets**                       (0.44%)     (0.08%)      0.03%          0.67%      1.07%
Ratio of expenses to average net assets
   before voluntary expense reimbursement
   and waivers**                                  1.73%       1.07%       1.13%          1.30%        --
Ratio of net income to average net assets
   before voluntary expense reimbursement
   and waivers**                                 (1.09%)     (0.09%)     (0.02%)          0.45%        --
Portfolio turnover rate                             13%         14%         36%            19%        42%

  + Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.

  * Total return not annualized for periods less than one full year.

 ** Annualized for periods less than one full year.

*** Sales of Class A, B, & C shares began September 24, 2001

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND (continued)

                                       CLASS A         CLASS B         CLASS C

                                                       FOR THE              FOR THE              FOR THE
Condensed data for a share of capital stock       PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
outstanding throughout the period            MARCH 31, 2002***    MARCH 31, 2002***    MARCH 31, 2002***

Net asset value, beginning of period                $ 11.07              $ 11.07              $ 11.07

   Income from investment operations:
     Net investment income                             0.07               (0.10)                (0.09)
     Net gain (loss) on securities
        (both realized and unrealized)                 3.17                 3.20                 3.18

   Total from investment operations                    3.15                 3.10                 3.09

Less distributions:
     Dividends from net investment income                --                   --                   --
     Distributions from capital gains.                   --                   --                   --
     Return of capital                                   --                   --                   --

   Total distributions.                                  --                   --                   --

Net asset value, end of period                      $ 14.22              $ 14.17              $ 14.16

Total return*                                         28.46%               28.00%               27.91%

Ratios/Supplemental Data:

Net assets, end of period (in millions)             $  0.16             $  0.01               $  0.01
Ratio of expenses to average net assets**              1.33%               2.08%                 2.08%
Ratio of net investment income
   to average net assets**                            (0.86%)             (1.46%)               (1.46%)
Ratio of expenses to average net assets
   before voluntary expense reimbursement
   and waivers**                                       2.29%               3.12%                 3.13%
Ratio of net income to average net assets
   before voluntary expense reimbursement
   and waivers**                                      (1.82%)             (2.50%)               (2.51%)
Portfolio turnover rate                                  13%                 13%                   13%

  + Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.

  * Total return not annualized for periods less than one full year.

 ** Annualized for periods less than one full year.

*** Sales of Class A, B, & C shares began September 24, 2001

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  SCIENCE & TECHONOLOGY FUND

                                     CLASS I      CLASS A      CLASS B       CLASS C

                                                   FOR THE           FOR THE           FOR THE           FOR THE
Condensed data for a share of capital         PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
stock outstanding throughout the period     MARCH 31, 2002*** MARCH 31, 2002*** MARCH 31, 2002*** MARCH 31, 2002***

Net asset value, beginning of period                $10.00            $10.00           $10.00             $10.00

Income from investment operations:
     Net investment income                           (0.03)            (0.03)           (0.09)             (0.09)
     Net gain (loss) on securities
        (both realized and unrealized)                1.41              1.40             1.42               1.42

   Total from investment operations                   1.38              1.37             1.33               1.33

Net asset value, end of period                      $11.38            $11.37           $11.33             $11.33

Total return*                                        13.80%            13.70%           13.30%             13.30%

Ratios/Supplemental Data:

Net assets, end of period (in millions)             $    4            $ 0.02           $ 0.01             $ 0.01
Ratio of expenses to average net assets**             1.08%             1.33%            2.08%              2.08%
Ratio of net investment income
   to average net assets**                           (0.70%)           (0.96%)          (1.71%)            (1.71%)
Ratio of expenses to average net assets
   before voluntary expense reimbursement
   and waivers**                                      6.37%             7.26%            9.49%              9.49%
Ratio of net income to average net assets
   before voluntary expense reimbursement
   and waivers**                                     (5.99%)           (6.89%)          (9.12%)            (9.12%)
Portfolio turnover rate                                  5%                5%               5%                 5%

  * Total return not annualized for periods less than one full year.

 ** Annualized for periods less than one full year.

*** Sales of Class A, B, C  & I shares began October 12, 2001.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  SMALL CAP FUND

                                     CLASS I      CLASS A      CLASS B       CLASS C

                                                   FOR THE           FOR THE           FOR THE           FOR THE
Condensed data for a share of capital         PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
stock outstanding throughout the period     MARCH 31, 2002*** MARCH 31, 2002*** MARCH 31, 2002*** MARCH 31, 2002***

Net asset value, beginning of period                $10.00            $10.00           $10.00             $10.00

Income from investment operations:
     Net investment income                           (0.03)            (0.02)           (0.03)             (0.01)
     Net gain (loss) on securities
        (both realized and unrealized)                2.65              2.62             2.59               2.57

   Total from investment operations                   2.62              2.60             2.56               2.56

Net asset value, end of period                      $12.62            $12.60           $12.56             $12.56

Total return*                                        26.20%            26.00%           25.60%             25.60%

Ratios/Supplemental Data:

Net assets, end of period (in millions)             $    4            $ 0.24           $ 0.05             $ 0.16
Ratio of expenses to average net assets**             1.08%             1.33%            2.08%              2.08%
Ratio of net investment income
   to average net assets**                           (0.60%)           (0.93%)          (1.60%)            (1.70%)
Ratio of expenses to average net assets
   before voluntary expense reimbursement
   and waivers**                                      6.06%             6.85%            9.19%              9.62%
Ratio of net income to average net assets
   before voluntary expense reimbursement
   and waivers**                                     (5.58%)           (6.45%)          (8.71%)            (9.24%)
Portfolio turnover rate                                  0%                0%               0%                 0%

  * Total return not annualized for periods less than one full year.

 ** Annualized for periods less than one full year.

*** Sales of Class A, B, C & I shares began October 15, 2001.

See Accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of AFBA 5Star Fund, Inc. and Shareholders of the
  AFBA 5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star High Yield Fund,
  AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and the
  AFBA 5Star USA Global Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AFBA 5Star Balanced Fund, AFBA 5Star Equity
  Fund, AFBA 5Star High Yield Fund, AFBA 5Star Science & Technology Fund,
  AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund (the funds comprising
  AFBA 5Star Fund, Inc., hereafter referred to as the "Fund") at March
  31, 2002, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the two fiscal periods then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the two years in the period ended March 31, 2000 and for the period June
  3, 1997 (inception) to March 31, 1998 were audited by other auditors, whose report dated April 28, 2000 expressed an unqualified opinion on those statements.
  These financial statements and financial highlights (hereafter referred to as
  "financial statements") are the responsibility of the Fund's management;
  our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
April 30, 2002

  MANAGEMENT OF AFBA

  5STAR FUND, INC.

MANAGEMENT OF AFBA
  5STAR FUND, INC.

Directors and Officers.  The
  Funds are managed by AFBA 5Star Investment Management Company (the "Manager")
  subject to the supervision and control of the Board of Directors of the Company.
  The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company.  The following lists the officers and Directors of the Company, their age, address, position, term of office and principle occupation.

       Name, Address
        and Age

       Position(s)
        Held
        with the Company

       Term of Office
        and
        Length of Time Served

       Principal Occupation(s)
        During Past 5 Years

       Number of
        Portfolios
        in Fund
        Complex
        Overseen by
        Director

       Other Trusteeships/
        Directorships
        Held by Director

       DISINTERESTED DIRECTORS

       General Monroe W. Hatch, Jr.,
        USAF (Ret.) (67)
        8210 Thomas Ashleigh
        Lane
        Clifton, Virginia, 20124

       Director

       Director since January 1997. Shall
        serve as Director until his resignation, or until terminated or until his successor is elected and qualified.

       President, Professional Services,
        Consultant to Industry; formerly Executive Director, Air Force Association.

       7

       N/A

       General Louis C. Wagner, Jr.,
        USA (Ret.) (69)
        6309 Chaucer Lane
        Alexandria Virginia 22304

       Director

       Director January 1997. Shall serve
        as Director until his resignation, or until terminated or until his successor is elected and qualified.

       Private  Consultant

       7

       N/A

       Brigadier General Henry J. Sechler,
        USAF (Ret.) (69)
        3190 Fairview Park Drive
        Falls Church, Virginia 22030

       Director

       Director since January 1997. Shall
        serve as Director until his resignation, or until terminated or until his successor is elected and qualified.

       Retired since 1997; formerly, Vice
        President, General Dynamics Corp.

       7

       N/A

       INTERESTED
        DIRECTORS

       *Lieutenant General C.C. Blanton,
        USAF (Ret.) (71)
        909 North Washington
        Street
        Alexandria, Virginia 22314

       Chairman and Director

       Chairman and Director since January
        1997. Shall serve as Chairman and Director at the pleasure of the Board, until his resignation or termination or until his successor is elected and qualified.

       President, Chief Executive Officer,
        Armed Forces Benefit Association; Chairman, 5Star Financial Company; Chairman,
        5Star Bank; Chairman, 5Star Life Insurance Company; Chairman, AFBA 5Star
        Investment Management Company.

       7

       N/A

       *John A. Johnson (65)
        909 North Washington
        Street
        Alexandria, Virginia 22314

       President and Director

       President and Director since January
        1997. Shall serve as President and Director until his resignation or termination or until his successor is elected and qualified.

       President, Chief Executive Officer,
        Director, 5Star Financial Company; President, Chief Executive Officer,
        Director, AFBA 5Star Investment Management Company; and AFBA 5Star Securities
        Company.  Formerly, President and Chief Executive Officer, 5Star
        Life Insurance Company and 5Star Administrators, Inc.

       7

       N/A

       *John C. Kornitzer (55)
        5420 W. 61st
        Place
        Shawnee Mission, KS 66205-3084
       Director

       Director

       Director since January 1997. Shall
        serve as Director until his resignation or termination.

       President, Kornitzer Capital Management,
        Inc; formerly Vice President of Investments, Employers Reinsurance Corp.

       7

       N/A

       OFFICER(S) WHO
        ARE NOT DIRECTORS

       Kimberley E. Wooding (33)
        909 North Washington
        Street
        Alexandria, Virginia 22314

       CFO and Treasurer

CFO since December 2000.
        Treasurer since November 1999. Shall sever as CFO and Treasurer at the pleasure of the Board or until her resignation or termination or until her successor is elected and qualified.

Executive Vice President and Chief
        Financial Officer, 5Star Life Insurance Company, AFBA 5Star Investment
        Management Company and AFBA 5Star Securities Company; formerly, Manager,
        Price Waterhouse, LLP.

  N/A

  N/A

       Michael E. Houchins (32)
        909 North Washington
        Street
        Alexandria, Virginia 22314

       Vice President and
        Secretary

Vice President and Secretary since
        December 2000. Shall serve as Vice-President and Secretary at the pleasure of the Board or until his resignation or termination or until his successor is elected and qualified.

       Vice President and Controller of
        5Star Life Insurance Company and AFBA 5Star Investment Management Company;
        formerly, Auditor, PricewaterhouseCoopers LLP.

  N/A

  N/A

       Andrew J. Welle (34)
        909 North Washington
        Street
        Alexandria, Virginia 22314

       Vice President

       Vice President since December 2000.
        Shall serve as Vice President at the pleasure of the Board or until his resignation or termination or until his successor is elected or qualified.

       Vice President of AFBA 5Star Securities
        Company.  Director for Distribution, AFBA 5Star Investment Management
        Company.

  N/A

  N/A

       Lorraine J. Lennon (41)
        909 North Washington
        Street
        Alexandria, Virginia 22314

       Vice President
        Compliance

       Vice President since December 2000.
        Shall serve as Vice-President of Compliance at the pleasure of the Board or until his resignation or termination or until his successor is elected and qualified.

Vice President of Compliance for
        5Star Life Insurance Company, AFBA 5Star Investment Management Company
        and AFBA 5Star Securities Company; formerly Chief Compliance Officer,
        Banner Life Insurance Company and Banner Financial Services Group.

  N/A

  N/A